Revenue (Tables)	6 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Schedule of revenue
	For six months ended December 31,
	2021	2020
Installation and Maintenance	$21,979,399	$32,055,964
Housekeeping	8,009,015	9,630,598
Senior care services	3,040,664	1,828,317
E-watch	1,050,404	576,174
Total	$34,079,482	$44,091,053